Consolidated Statements of Shareholders' Equity - USD ($) $ in Millions	Total	Common Stock [Member]	Other Paid-In Capital [Member]	Reclassification out of Accumulated Other Comprehensive Income [Member]	Accumulated Other Comprehensive Income/(Loss) [Member]	Retained Earnings [Member]	Accumulated Net Gain (Loss) from Cash Flow Hedges Attributable to Parent [Member]
Other Comprehensive Income (Loss), Net of Tax	$ 0.5
Balance at Dec. 31, 2016	(587.6)	$ 0.0	$ 2,233.0		$ 0.3	$ (2,820.9)
Balance (in shares) at Dec. 31, 2016		1
Net comprehensive income/ (loss)	(94.1)
Net loss	(94.6)
Other	0.3		0.3
Balance at Dec. 31, 2017	(584.3)	$ 0.0	2,330.4		0.8	(2,915.5)
Balance (in shares) at Dec. 31, 2017		1
Non-cash capital contribution	97.1		97.1
Other Comprehensive Income (Loss), Net of Tax	2.4						$ 2.3
Net comprehensive income/ (loss)	72.5
Net loss	70.1
Other	0.1		0.1	$ 1.0		1.0
Balance at Dec. 31, 2018	(471.7)	$ 0.0	2,370.5		2.2	(2,844.4)
Balance (in shares) at Dec. 31, 2018		1
Non-cash capital contribution	40.0		40.0
AOCI reclassed to Retained Earnings before tax | Adjustments for New Accounting Pronouncement [Member]	1.6
AOCI reclassed to Retained Earnings, net of tax	(1.0)						0.0
AOCI reclassed to Retained Earnings, net of tax | Adjustments for New Accounting Pronouncement [Member]	1.0
Other Comprehensive Income (Loss), Net of Tax	(5.8)						$ (2.5)
Net comprehensive income/ (loss)	99.6
Net loss	105.4
Other	0.2		0.2
Balance at Dec. 31, 2019	$ (371.9)	$ 0.0	2,370.7		$ (3.6)	$ (2,739.0)
Balance (in shares) at Dec. 31, 2019		1
Non-cash capital contribution			$ 0.0